Inventory (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventory, net consisted of the following:

	December 31,	December 31,
	2014	2013
Raw materials	$121,631	$125,583
Finished goods	524,989	985,924
	646,620	1,111,507

Less provision for inventory obsolescence	(90,000)	—
	$556,620	$1,111,507